Schedule of Investments February 28, 2023 (Unaudited)

Tortoise Energy Infrastructure Total Return Fund

	Shares	Fair Value
Common Stock - 74.5% (1)
Canada Crude Oil Pipelines - 11.9% (1)
Enbridge Inc.	4,475,824	$167,932,916
Pembina Pipeline Corporation	3,211,160	105,430,537
		273,363,453
Canada Natural Gas/Natural Gas Liquids Pipelines - 5.9% (1)
Keyera Corp.	2,983,645	65,839,173
TC Energy Corporation	1,715,688	68,301,539
		134,140,712
United States Crude Oil Pipelines - 4.9% (1)
Plains GP Holdings, L.P.	8,133,481	113,136,721
United States Natural Gas Gathering/Processing - 17.1% (1)
Antero Midstream Corporation	2,363,875	24,915,242
DT Midstream, Inc.	448,108	22,495,022
EnLink Midstream, LLC	3,931,192	44,265,222
Equitrans Midstream Corporation	5,510,147	33,226,186
Hess Midstream LP	903,621	24,777,288
Kinetik Holdings, Inc.	211,499	6,292,095
Targa Resources Corp.	3,169,437	234,855,282
		390,826,337
United States Natural Gas/Natural Gas Liquids Pipelines - 32.7% (1)
Cheniere Energy, Inc.	1,435,050	225,790,767
Excelerate Energy, Inc.	225,436	4,871,672
Kinder Morgan, Inc.	10,004,857	170,682,860
NextDecade Corp.	2,197,502	15,514,364
ONEOK, Inc.	2,508,046	164,151,611
The Williams Companies, Inc.	5,650,146	170,069,395
		751,080,669
United States Renewables and Power Infrastructure - 2.0% (1)
Clearway Energy, Inc.	344,932	10,834,314
NextEra Energy Partners LP	381,332	25,267,059
Sempra Energy	72,144	10,818,714
		46,920,087
Total Common Stock
(Cost $1,182,694,755)		1,709,467,979

Master Limited Partnership - 23.1% (1)
United States Crude Oil Pipelines - 1.1% (1)
Nustar Energy L.P.	1,616,493	25,233,456
United States Natural Gas Gathering/Processing - 3.6% (1)
Crestwood Equity Partners LP	587,104	14,519,082
Western Midstream Partners, LP	2,647,726	68,867,353
		83,386,435
United States Natural Gas/Natural Gas Liquids Pipelines - 11.4% (1)
DCP Midstream, LP	1,307,992	54,647,906
Energy Transfer LP	8,904,156	112,726,615
Enterprise Products Partners L.P.	3,663,316	93,524,457
		260,898,978
United States Other - 0.1% (1)
Westlake Chemical Partners LP	127,871	2,933,361
United States Refined Product Pipelines - 6.9% (1)
Magellan Midstream Partners, L.P.	872,592	46,386,991
MPLX LP	3,252,462	112,632,759
		159,019,750
Total Master Limited Partnership
(Cost $341,672,263)		531,471,980

Short-Term Investment - 1.7% (1)
United States Investment Company - 1.7% (1)
First American Government Obligations Fund, Class X, 4.37% (2)
(Cost $38,039,030)	38,039,030	38,039,030

Total Investments - 99.3% (1)
(Cost $1,562,406,048)		2,278,978,989
Other Assets in Excess of Liabilities, Net - 0.7%(1)		15,862,803
Total Net Assets - 100.0%(1)		$2,294,841,792

(1)	Calculated as a percentage of net assets.
(2)	Rate indicated is the current yield as of February 28, 2023.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2023:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,709,467,979	$-	$-	$1,709,467,979
Master Limited Partnerships	531,471,980	-	-	531,471,980
Short-Term Investment	38,039,030	-	-	38,039,030
Total Investments	$2,278,978,989	$-	$-	$2,278,978,989

Refer to the Fund's Schedule of Investments for additional industry information.